Summary of significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 143	$ 582
Deferred tax liabilities	143	582
Deferred tax assets (liabilities), net
Operating losses carried forward temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	143	582
Payable and accrued liabilities related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities		450
Property plant and equipment related temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	86	55
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ 57	$ 77